Stockholders' Deficit and Capitalization (Detail Textuals 2) - USD ($)	1 Months Ended			2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 28, 2017	Nov. 30, 2017	Aug. 31, 2015	Dec. 28, 2017	Mar. 31, 2018	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Preferred stock, shares authorized							20,000,000	20,000,000
Preferred stock, par value (in dollars per share)							$ 0.001	$ 0.001
Amount of shares converted					$ 1,947,227		$ 1,947,228	$ 1,386,000
Series B Preferred Stock
Equity [Line Items]
Number of preferred stock and warrants sold			5,000
Number of shares called by warrants			6,250,000
Aggregate purchase price			$ 1,000
Proceeds from issuance of preferred stock and warrants			$ 5,000,000
Number of shares converted			1,250	420.325		777.125	2,833.55	1,197.45
Conversion price			$ 0.80	$ 0.15		$ 0.25
Reduction of conversion price of preferred stock	$ 0.10	$ 0.15
Amount of shares converted								$ 28,335,500
Liquidation preference value								$ 2,833,550
Percentage of conversion amount			115.00%
Value of final judgment rendered against company			$ 100,000
Preferred stock, conversion rate				6666.67:1		4000:1
Number of shares issued in conversion				2,802,166		3,108,500	28,385,000	5,910,666
Series B Preferred Stock | Converted rate of 10,000:1
Equity [Line Items]
Number of shares converted							2,833.5
Conversion price							$ 0.10
Preferred stock, conversion rate							10,000:1
Number of shares issued in conversion							28,335,000
Series B Preferred Stock | Converted rate of 1,000,000:1
Equity [Line Items]
Number of shares converted							0.05
Conversion price							$ 0.001
Preferred stock, conversion rate							1,000,000:1
Number of shares issued in conversion							50,000